Note 18 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net sales	$ 20,273,277	$ 23,116,584	$ 26,887,689	$ 17,551,040	$ 17,206,880	$ 16,432,243	$ 15,847,473	$ 14,606,252	$ 87,828,590	$ 64,092,848	$ 64,616,001
Gross profit	6,661,563	7,026,542	8,956,275	5,228,820	5,018,702	5,305,787	5,663,039	4,810,399	27,873,200	20,797,927	19,725,136
Selling, general and administrative expenses	6,802,240	6,370,244	7,400,779	5,557,693	5,451,589	5,426,018	5,898,502	5,192,648	26,130,956	21,968,757	20,760,735
Income (loss) before income taxes	(360,661)	455,813	1,406,570	(449,620)	(595,507)	(281,065)	(231,270)	(636,367)	1,052,102	(1,744,209)	(1,795,095)
Net income (loss)	$ (350,330)	$ 438,353	$ 1,390,865	$ (410,135)	$ (588,762)	$ (295,160)	$ (239,082)	$ (615,767)	$ 1,068,753	$ (1,738,771)	$ (1,800,994)
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.05)	$ 0.06	$ 0.18	$ (0.06)	$ (0.09)	$ (0.05)	$ (0.04)	$ (0.09)	$ 0.14	$ (0.27)	$ (0.28)